Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Derivative financial instruments

36.  Derivative financial instruments

The fair value of derivative financial instruments at 31 December 2021 and 2020 are attributable to the following:

	31 December 2021		31 December 2020
	Assets	Liabilities	Assets	Liabilities
Held for trading	1,181,740	—	360,047	41,132
Derivatives used for hedge accounting	999,577	60,518	642,623	66,851
Total	2,181,317	60,518	1,002,670	107,983

At 31 December 2021, the total held for trading derivative financial assets of TL 2,131,070 (31 December 2020: TL 917,437) also includes a net accrued interest expense of TL 50,247 (31 December 2020: TL 85,233) and the total held for trading derivative financial liabilities of TL 71,325 (31 December 2020: TL 119,111) also includes a net accrued interest expense of TL 10,807 (31 December 2020: TL 11,128).

36.  Derivative financial instruments (continued)

Derivatives used for hedging

The notional amount and the fair value of derivatives used for hedging contracts at 31 December 2021 and 2020 are as follows:

	31 December 2021		31 December 2020
							Change in	Change in
							intrinsic value	intrinsic value
							of outstanding	of outstanding
	Notional		Notional				hedging	hedging
	value		value				instruments	instruments
	in original		in original			Hedge	since 1	since 1
Currency	currency	Fair Value	currency	Fair Value	Maturity date	ratio	January 2021	January 2020
Participating cross currency swap contracts
EUR Contracts	300,200	174,747	366,800	221,937	October 2025	01:01	963,374	962,903
EUR Contracts	63,365	48,443	65,158	53,142	April 2026	01:01	78,593	161,325
USD Contracts	206,770	523,571	216,054	270,315	April 2026	01:01	533,782	342,123
Cross currency swap contracts
RMB Contracts	135,134	235,617	162,121	97,229	April 2026	01:01	136,770	46,858

Interest rate swap contracts
USD Contracts	150,075	(43,319)	180,045	(66,851)	April 2026	01:01	—	—

Derivatives used for hedge accounting		939,059		575,772

EUR 340,220 (2020: EUR 414,812) participating cross currency swap contracts includes TL 1,170,728 (2020: TL 1,121,303) guarantees after the CSA agreement.

36.  Derivative financial instruments (continued)

Held for trading

The notional amount and the fair value of derivatives used held for trading contracts at 31 December 2021 and 2020 are as follows:

	31 December 2021			31 December 2020
	Notional value			Notional value
Currency	in original currency	Fair value	Maturity	in original currency	Fair value	Maturity
Participating cross currency swap contracts
EUR Contracts	66,700	243,478	April 2026	90,881	230,033	April 2026
USD Contracts	36,000	58,890	November 2025	32,008	31,334	April 2026

Cross currency swap contracts
EUR Contracts	24,000	168,900	December 2022	7,200	20,853	September 2021
USD Contracts	36,572	284,868	March 2023-November 2025	34,286	62,715	March 2023
RMB Contracts	32,342	50,842	April 2026	38,801	14,535	April 2026

Interest rate swap contracts
EUR Contracts	35,000	11,780	September 2028	—	—	—
USD Contracts	—	—	—	17,778	258	September 2028

FX swap contracts
USD Contracts	200,000	193,504	January 2022	10,000	319	January 2021

Currency forward contracts
USD Contracts	175,000	169,478	January 2022-March 2022	—	—	—

Held for trading financial assets		1,181,740			360,047

36.  Derivative financial instruments (continued)

Held for trading (continued)

The notional amount and the fair value of derivatives used held for trading contracts at 31 December 2021 and 2020 are as follows:

	31 December 2021			31 December 2020
	Notional value			Notional value
Currency	in original currency	Fair value	Maturity	in original currency	Fair value	Maturity
Participating cross currency swap contracts
USD Contracts	—	—	—	45,000	(9,701)	November 2025

Cross currency swap contracts
EUR Contracts	—	—	—	43,900	(13,684)	December 2021-2022
USD Contracts	—	—	—	20,000	(6,747)	November 2025

Interest rate swap contracts
USD Contracts	—	—	—	22,222	(1,141)	September 2028

FX swap contracts
USD Contracts	—	—	—	82,735	(7,046)	January 2021

Currency forward contracts
USD Contracts	—	—	—	6,000	(2,813)	January-December 2021

Held for trading financial liabilities		—			(41,132)

Fair value of derivative instruments and risk management

Fair value

This section explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication of the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level is as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 inputs are unobservable inputs for the asset or liability.

36.  Derivative financial instruments (continued)

Fair value (continued)

	Fair Value hierarchy	Valuation Techniques
a) Participating cross currency swap contracts (*)	Level 3	Pricing models based on discounted cash Present value of the estimated future cash flows based on unobservable yield curves and end period FX rates
b) FX swap, currency, interest swap and option contracts	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
c) Currency forward contracts	Level 2	Forward exchange rates at the balance sheet date
(*)

Since the bid-ask spread is unobservable input; in the valuation of participating cross currency swap contracts, prices in the bid- ask price range that were considered the most appropriate were used instead of mid prices. If mid prices were used in the valuation the fair value of participating cross currency swap contracts would have been TL 253,788 lower as at 31 December 2021 (31 December 2020: TL 168,882).

There were no transfers between fair value hierarchy levels during the year.

As of 31 December 2021, the Company has no financial assets and liabilities carried at fair value on a non-recurring basis.

Movements in the participating cross currency swap contracts for the years ended 31 December 2021 and 31 December 2020 are stated below:

	31 December	31 December
	2021	2020
Opening balance	797,060	495,436
Cash flow effect	45,951	(695,892)
Total gain/loss:
Gains recognized in profit or loss	206,118	997,516
Closing balance	1,049,129	797,060

Net off / Offset

The Company signed a Credit Support Annex (CSA) against the default risk of parties in respect of a EUR 300,200 participating cross currency swap transaction executed on 15 July 2016 and restructured respectively on 26 May 2017 and 9 August 2018. Additionally, in the 25 June 2019, The Company signed a new CSA to EUR 40,020 participating cross currency swap transaction. As per the CSA, the swap’s current (mark-to-market) value will be determined on the 10th and 24th calendar day of each calendar month, and if the mark-to-market value is positive and exceeds a certain threshold, the bank will be posting cash collateral to the Company which will be equal to an amount exceeding the threshold (i.e. if the mark-to-market value is negative, the Company would be required to post collateral to the bank by an amount exceeding the threshold).

36. Derivative financial instruments (continued)

Net off / Offset (continued)

With respect to valuations, on a bi-weekly basis, a transfer will take place between the parties only if the mark-to-market value changes by at least EUR 1,000. Following the execution of CSA, the bank transferred to the Company EUR 293,643 as collateral (31 December 2021: TL 4,430,104) which was the amount exceeding the threshold (EUR 10,000) and the Company transferred EUR 216,043 as collateral to the bank (31 December 2021: TL 3,259,376) which was the amount exceeding the threshold (EUR 10,000). The Company clarified this with the derivative assets included in the statement of financial position because it has the legal right to offset the collateral amount TL 1,170,728 (31 December 2020: 1,121,303) that it recognizes under the borrowings and intends to pay according to the net fair value. This amount was netted from the borrowings and deducted from the derivative instruments in the balance sheet. As of 31 December 2021, if this transaction was not conducted, derivative financial instruments assets, liabilities and borrowings would have been TL 3,167,736, TL (62,737) and TL 10,019,141 respectively.

Market risk

The Group uses various types of derivatives to manage market risks. All such transactions are carried out within the guidelines set by the treasury and risk management department. Generally, the Group seeks to apply hedge accounting to manage volatility in profit or loss.

Currency risk

The Group’s risk management policy is to hedge its estimated foreign currency exposure in respect of borrowing payments with various maturities at any point in time. The Group uses participating cross currency contracts to hedge its currency risk, mostly with a maturity of over one year from the reporting date. These contracts are generally designated as cash flow hedges.

The Company started to apply hedge accounting as of 1 July 2018 for existing participating cross currency swap and cross currency swap transactions in accordance with IFRS 9 hedge accounting requirement.

The Group designates the hedge ratio, between the amount of the hedged item and the hedging instrument is 1:1 to hedge its currency risk.

The time value of options in participating cross currency swap contracts are included in the designation of the hedging instrument and are separately accounted for as a cost of hedging, which is recognized in equity in a cost of hedging reserve. The Group’s policy is for the critical terms of the participating cross currency contracts to align with the hedged item.

The Group determines the existence of an economic relationship between the hedging instruments and hedged item based on the currency, amount and timing of their respective cash flows. The Group assesses whether the derivative designated in each hedging relationship is expected to be and has been effective in offsetting changes in cash flows of the hedged item using the hypothetical derivative method.

In these hedge relationships, the main sources of ineffectiveness are;

-	The effect of the counterparties’ credit risk on the fair value of the swap contracts, which is not part of the hedged risk and associated credit risk considered to be very low at inception in the fair value of the hedged cash flows attributable to the change in exchange rates;

36. Derivative financial instruments (continued)

Currency risk (continued)

-	The entire fair value of the derivative contracts including currency basis was designated as the hedging instrument in cash flow hedge. The hypothetical derivative is modelled to exclude the impact of currency basis.

The Company’s future contracts are designated as hedging instruments against the spot foreign exchange rate risk (USD/TL) associated with highly probable device purchases. In this context, the Group started to apply cash flow hedge accounting effective from 23 December 2021. The amount of forward currency contracts associated within this scope amounted to USD 10,131 as of 31 December 2021 Total net financial income after tax  recognised under “cash flow hedges” in the statement of other comprehensive income of 2021.

The Company’s bank loans are designated as hedging instruments against the spot foreign exchange rate risk (USD/TL) associated with highly probable electricity sales. In this context, the Group started to apply cash flow hedge accounting effective from 10 September 2021. The amount of loans associated within this scope amounted to USD 16,987 as of 31 December 2021. The after tax foreign exchange loss recognised under “cash flow hedges” in the statement of other comprehensive income of 2021.

The Company’s lease liabilities are designated as hedging instruments against the spot foreign exchange rate risk (EUR/TL) associated with highly probable EUR telecommunication revenues. In this context, the Group started to apply cash flow hedge accounting effective from 1 October 2021. The amount of lease liabilities associated within this scope amounted to EUR 15,922 as of 31 December 2021. The after tax foreign exchange loss recognised under “cash flow hedges” in the statement of other comprehensive income of 2021.

The Company designated EUR 245,758 of bank loan, as hedging instruments in order to hedge the foreign currency risk arising from the translation of net assets of the subsidiaries operating in Europe from EUR to Turkish Lira. Foreign exchange gains/losses of the related loans are recognized under equity as “gains/(losses) on net investment hedges” in order to offset the foreign exchange gains/(losses) arising from the translation of the net assets of investments in foreign operations to Turkish Lira. The after tax foreign exchange loss recognised under “cash flow hedges” in the statement of other comprehensive income of 2021 in the scope of cash flow hedge amounted to TL 1,246,699 (2020: TL 296,275; 2019: TL 43,203).

Interest rate risk

The Group adopts a policy of ensuring that its interest rate risk exposure is at a fixed rate. This is achieved partly by entering into fixed-rate instruments and partly by borrowing at a floating rate and using cross currency and interest rate swaps as hedges of the variability in cash flows attributable to movements in interest rates. The Group applies a hedge ratio of 1:1.

The Group determines the existence of an economic relationship between the hedging instrument and hedged item based on the reference interest rates, tenors, repricing dates and maturities and the notional or par amounts.

The Group assesses whether the derivative designated in each hedging relationship is expected to be effective in offsetting changes in cash flows of the hedged item using the hypothetical derivative method.

36. Derivative financial instruments (continued)

Cash flow sensitivity analysis for variable-rate instruments

In these hedge relationships, the main sources of ineffectiveness are:

-	The effect of the counterparties’ credit risk on the fair value of the swap contracts, which is not part of the hedged risk and associated credit risk considered to be very low at inception in the fair value of the hedged cash flows attributable to the change in interest rates;

A reasonable potential change of 100 basis points in interest rates and 10% change in foreign exchange currency at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
	increase	decrease	increase	decrease
31 December 2021
Participating cross currency swap contracts	1,199,942	2,230,500	(620,462)	(1,445,257)
Cross currency swap contracts	159,719	(33,859)	(220,694)	(186,611)
Cash Flow sensitivity (net)	1,359,661	2,196,641	(841,156)	(1,631,868)

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
	increase	decrease	increase	decrease
31 December 2020
Participating cross currency swap contracts	1,158,627	849,915	(516,772)	(247,934)
Cross currency swap contracts	49,843	45,528	11,132	12,642
Cash Flow sensitivity (net)	1,208,470	895,443	(505,640)	(235,292)